Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents		$ 28,539	$ 26,926
Short-term marketable securities		35,389	9,851
Patient accounts receivable, net		129,151	136,098
Inventories		44,569	36,476
Other receivables		34,274	28,201
Prepaid expenses and other current assets		4,277	2,670
Current portion of notes receivable - related parties		1,604	1,797
Total current assets		277,803	242,019
Property and equipment, net		40,439	31,980
Operating lease right-of-use assets	[1]	43,349	43,724
Notes receivable - related parties		1,150	2,076
Other assets		7,588	5,199
Goodwill and intangibles, net		1,230	1,230
Deferred tax asset, net		2,894	0
Total assets		374,453	326,228
Current liabilities
Accounts payable	[2]	127,645	106,495
Accrued compensation related costs		11,410	7,466
Accrued other		22,327	17,800
Excise taxes payable		971	0
Current portion of operating lease liabilities	[3]	6,692	9,177
Total current liabilities		169,045	140,938
Long-term debt, net		80,641	80,301
Long-term operating lease liabilities	[4]	39,803	37,224
Other long-term liabilities		14,251	5,749
Total liabilities		303,740	264,212
Mezzanine equity
Series A convertible preferred stock; $0.0001 par value; 25,000,000 shares authorized; 6,651,610 issued and outstanding at December 31, 2023, with an aggregate liquidation preference of $68,009,015 at December 31, 2023.	[5]	64,986
Redeemable noncontrolling interest	[6]	167,025
Stockholders' equity
Additional paid-in capital		0
Accumulated other comprehensive income (loss)		81	(117)
Retained earnings (deficit)		(161,812)	25,828
Total AON stockholders' equity		(161,727)
Total AON stockholders' equity			62,016
Noncontrolling interest		429
Total AON stockholders' equity		(161,298)
Total liabilities, mezzanine equity, noncontrolling interest, and stockholders' equity		374,453	326,228
Capital Unit, Class A
Stockholders' equity
Common unit, value			7,725
Capital Unit, Class A-1
Stockholders' equity
Common unit, value			28,500
Capital Unit, Class B
Stockholders' equity
Common unit, value			$ 80
Common Class A
Stockholders' equity
Common stock, value		1
Class B Common Stock
Stockholders' equity
Common stock, value		$ 3

[1]	Includes related party operating right-of-use assets, net of $10,931 and $13,077 at December 31, 2023 and 2022, respectively
[2]	Includes amounts due to related party of $120,857 and $102,113 at December 31, 2023 and 2022, respectively
[3]	Includes related party current portion of operating lease liabilities of $1,888 and $1,836 at December 31, 2023 and 2022, respectively
[4]	Includes related party long-term operating lease liabilities of $9,472 and $11,631 at December 31, 2023 and 2022, respectively
[5]	This activity reflects the issuance of the AON LLC Class C Units, the conversion of AON LLC Class C Units to AON LLC Series A Preferred Units, and the exchange of AON LLC Series A Preferred Units for Series A Preferred Stock, in accordance with the Business Combination. Refer to Note - 1 for the description of the Business Combination and Note 12 for the summary of equity instruments.
[6]	The acronyms in the tables above are defined as follows:APIC - Accumulated paid in capitalAOCI - Accumulated other comprehensive incomeNCI - Mezzanine equity classified noncontrolling interest